SHARE CAPITAL - Range of Exercise Prices of Stock Options (Details) shares in Thousands	Dec. 31, 2018 CAD ($) shares year	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	46,685	56,036	58,299
Weighted average remaining term (years) | year	2.66
Weighted average exercise price, options outstanding (in CAD per share)	$ 37.92	$ 36.67	$ 34.22
Stock options exercisable (in shares) | shares	19,436	18,282
Weighted average exercise price, options exercisable (in CAD per share)	$ 36.03	$ 34.25
$22.90 - $24.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	3,120
Weighted average remaining term (years) | year	2.04
Weighted average exercise price, options outstanding (in CAD per share)	$ 22.90
Stock options exercisable (in shares) | shares	1,515
Weighted average exercise price, options exercisable (in CAD per share)	$ 22.90
$22.90 - $24.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	22.90
$22.90 - $24.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 24.99
$25.00 - $29.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	5,112
Weighted average remaining term (years) | year	2.02
Weighted average exercise price, options outstanding (in CAD per share)	$ 28.86
Stock options exercisable (in shares) | shares	2,453
Weighted average exercise price, options exercisable (in CAD per share)	$ 28.87
$25.00 - $29.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	25.00
$25.00 - $29.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 29.99
$30.00 - $34.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	6,013
Weighted average remaining term (years) | year	0.83
Weighted average exercise price, options outstanding (in CAD per share)	$ 33.27
Stock options exercisable (in shares) | shares	4,831
Weighted average exercise price, options exercisable (in CAD per share)	$ 33.43
$30.00 - $34.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	30.00
$30.00 - $34.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 34.99
$35.00 - $39.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	11,304
Weighted average remaining term (years) | year	2.72
Weighted average exercise price, options outstanding (in CAD per share)	$ 37.46
Stock options exercisable (in shares) | shares	4,131
Weighted average exercise price, options exercisable (in CAD per share)	$ 35.91
$35.00 - $39.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	35.00
$35.00 - $39.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 39.99
$40.00 - $44.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	17,107
Weighted average remaining term (years) | year	3.23
Weighted average exercise price, options outstanding (in CAD per share)	$ 43.59
Stock options exercisable (in shares) | shares	5,664
Weighted average exercise price, options exercisable (in CAD per share)	$ 43.60
$40.00 - $44.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	40.00
$40.00 - $44.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 44.99
$45.00 - $46.74
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	4,029
Weighted average remaining term (years) | year	4.06
Weighted average exercise price, options outstanding (in CAD per share)	$ 45.20
Stock options exercisable (in shares) | shares	842
Weighted average exercise price, options exercisable (in CAD per share)	$ 45.08
$45.00 - $46.74 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	45.00
$45.00 - $46.74 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 46.74